Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT MUTUAL FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2021